Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Timing Practices

Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of grants of equity awards to our NEOs. Instead, the Company’s practice has been to grant equity awards on a predetermined schedule in accordance with the Compensation Committee’s annual compensation review cycle. The Company does not time the disclosure of material nonpublic information to affect the value of equity awards. During the year ended December 31, 2025, we did not grant any stock options or stock appreciation rights to our NEOs during any period beginning four business days prior and ending one business day after the filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, any Quarterly Report on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K which disclosed material nonpublic information.

Award Timing Method	Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing and terms of grants of equity awards to our NEOs. Instead, the Company’s practice has been to grant equity awards on a predetermined schedule in accordance with the Compensation Committee’s annual compensation review cycle. The Company does not time the disclosure of material nonpublic information to affect the value of equity awards. During the year ended December 31, 2025, we did not grant any stock options or stock appreciation rights to our NEOs during any period beginning four business days prior and ending one business day after the filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, any Quarterly Report on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K which disclosed material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false